INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2022
Major components of tax expense (income) [abstract]
Disclosure of reconciliation of the expected income tax recovery to the actual income tax recovery [Table Text Block]
	September 30, 2022	September 30, 2021	September 30, 2020
	$	$	$
Net loss	(14,964,941)	(8,650,763)	(480,377)
Statutory tax rate	27.26%	27.75%	27%
Expected income tax recovery	(4,079,645)	(2,400,311)	(129,702)
Deductible and non-deductible items	21,093	(256,939)	42,136
Change in deferred tax assets not recognized	4,058,552	2,657,250	87,566
Total income tax recovery	-	-	-

Disclosure of deductible temporary differences for which no deferred tax has been recognized [Table Text Block]
	September 30, 2022	September 30, 2021
	$	$
Non-capital losses	23,360,000	9,976,000
Share issue costs	1,726,000	1,448,000
Intangible assets	-	(1,000)
Valuation allowance	(25,086,000)	(11,423,000)
Net deferred income tax assets	-	-

Disclosure of non-capital loss carry-forwards expiry [Table Text Block]
Year of Origin	Year of Expiry	Non-Capital Losses
		$
2019	2039	42,000
2020	2040	298,000
2021	2041	8,133,000
2022	2042	14,887,000
		23,360,000